Summary of principal accounting policies - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Threshold reserve fund, percent of after-tax profits	10.00%				10.00%
Threshold percentage of registered capital negating reserve appropriation	50.00%				50.00%
Appropriation to statutory surplus fund	¥ 0		¥ 0	¥ 4,678,000
Number of reportable segments | item	1	1
Right-of-use assets	¥ 12,442,000				$ 1,804	¥ 31,132,000
Right-of-use assets	12,442,000				$ 1,804	31,132,000
Lease liabilities	10,615,000
Inventory write-downs	¥ 9,273,000	$ 1,344	¥ 0	¥ 0
Accounting standards update 2016-02
Summary of principal accounting policies
Right-of-use assets						31,132,000
Right-of-use assets						31,132,000
Lease liabilities						¥ 25,807,000